Directors' and key management remuneration - Summary of aggregate compensation representing the expense recognised under IFRS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Directors And Key Management Remuneration [Abstract]
Short-term employee benefits and costs	$ 14,258	$ 18,184	$ 21,685
Post-employment benefits	174	300	369
Employment termination benefits	0	0	2,789
Share-based payments	10,846	10,303	34,954
Total	$ 25,278	$ 28,787	$ 59,797